Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 2,661,396	$ 1,538
Prepaid expenses	89,517	10,767
Deferred transaction costs		75,000
Deferred financing fees	983,857
Other receivable - related party	75,000
Total current assets	3,809,770	87,305
Property and Equipment, net	11,621
Total assets	3,821,391	87,305
Current liabilities
Accounts payable and accrued expenses	215,389	1,525,604
Advances due to related party		41,300
Notes payable to related party	3,659,328	3,947,817
Notes payable, net of debt discount		180,690
Total current liabilities	3,874,717	5,695,411
Notes payable, net of debt discount	3,645,194
Total liabilities	7,519,911	5,695,411
Commitments and Contingencies
Stockholders' deficit
Preferred Stock, $0.001 par value per share; 20,000,000 shares authorized; none issued or outstanding at December 31, 2014 and 2013
Common stock, $0.001 par value per share; 100,000,000 shares authorized; 24,269,047 and 10,928,099 shares issued and outstanding at December 31, 2014 and 2013, respectively	24,269	10,928
Additional paid-in capital	8,315,128	1,994,470
Accumulated deficit	(12,037,917)	(7,613,504)
Total stockholders' deficit	(3,698,520)	(5,608,106)
Total liabilities and stockholders' deficit	$ 3,821,391	$ 87,305